LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 2)	12 Months Ended																											12 Months Ended
	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 EUR (€)	Dec. 31, 2008 Nbg I [Member]	Dec. 31, 2008 Nbg Ii [Member]	Dec. 31, 2008 Nbg Iii [Member]	Dec. 31, 2008 Nbg Iv [Member]	Dec. 31, 2008 Nbg V [Member]	Dec. 31, 2010 Loans Impaired Greek With No Related Allowance Commercial Loans Other Commercial Loans Member EUR (€)	Dec. 31, 2010 Loans Impaired Greek With Related Allowance Consumer Loans Residentia Mortgages [Member] EUR (€)	Dec. 31, 2010 Loans Impaired Greek With Related Allowance Consumer Loans Credit Cards [Member] EUR (€)	Dec. 31, 2010 Loans Impaired Greek With Related Allowance Consumer Loans Other Consumer Loans [Member] EUR (€)	Dec. 31, 2010 Loans Impaired Greek With Related Allowance Commercial Loans Small Business Loans [Member] EUR (€)	Dec. 31, 2010 Loans Impaired Greek With Related Allowance Commercial Loans Other Commercial Loans [Member] EUR (€)	Dec. 31, 2010 Total Greek Impaired Loans [Member] EUR (€)	Dec. 31, 2010 Loans Impaired Foreign With No Related Allowance Consumer Loans Residential Mortgages [Member] EUR (€)	Dec. 31, 2010 Loans Impaired Foreign With No Related Allowance Consumer Loans Other Consumer Loans [Member] EUR (€)	Dec. 31, 2010 Loans Impaired Foreign With No Related Allowance Commercial Loans Small Business Loans [Member] EUR (€)	Dec. 31, 2010 Loans Impaired Foreign With No Related Allowance Commercial Loans Other Commercial Loans [Member] EUR (€)	Dec. 31, 2010 Loans Impaired Foreign With Related Allowance Consumer Loans Residential Mortgages [Member] EUR (€)	Dec. 31, 2010 Loans Impaired Foreign With Related Allowance Consumer Loans Credit Cards [Member] EUR (€)	Dec. 31, 2010 Loans Impaired Foreign With Related Allowance Consumer Loans Other Consumer Loans [Member] EUR (€)	Dec. 31, 2010 Loans Impaired Foreign With Related Allowance Commercial Loans Small Business Loans [Member] EUR (€)	Dec. 31, 2010 Loans Impaired Foreign With Related Allowance Commercial Loans Other Commercial Loans [Member] EUR (€)	Dec. 31, 2010 Total Foreign Impaired Loans [Member] EUR (€)	Dec. 31, 2010 Consumer Portfolio Segment [Member] EUR (€)	Dec. 31, 2010 Commercial Portfolio Segment [Member] EUR (€)	Dec. 31, 2010 Eterika Plc [Member] EUR (€)	Dec. 31, 2010 Revolver Apc Limited [Member] EUR (€)	Dec. 31, 2009 Revolver Apc Limited [Member] EUR (€)	Dec. 31, 2010 Titlos Plc [Member]	Dec. 31, 2009 Titlos Plc [Member] EUR (€)
Allowance For Loan Losses By Methodology [Abstract]
Specific allowances	€ 564,598,000	€ 398,179,000
Coefficient analysis	106,415,000	88,803,000
Homogeneous analysis	1,451,790,000	838,103,000
Foreign loans	1,052,602,000	740,093,000																								519,917,000	532,685,000
Total allowance for loan losses	3,175,405,000	2,065,178,000
Average Recorded Investment [Abstract]
Average recorded investment in impaired loans	6,595,708,000	3,035,646,000	1,760,756,000
Interest recognized	86,742,000	30,377,000	33,537,000
Covered Bonds [Abstract]
Mortgages	14,038,207,000	5,172,215,000
Covered Bonds Issuance [Line Item]
Issuer of the Bank Covered Bond Program 1				NBG I	NBG II	NBG III	NBG IV	NBG V
Aggregate amount of the Bank Covered Bond Program 1				EUR 10 billion	EUR 10 billion	EUR 10 billion	EUR 10 billion	EUR 10 billion
Issuance date of the Covered Bond Program 1				November 28, 2008	November 28, 2008	November 28, 2008	November 28, 2008	November 28, 2008
Issuance date of the 1st Series of covered bond Program 1				November 28, 2008	November 28, 2008	October 7, 2009	March 18, 2010	May 11, 2010
Maturity date of the 1st series covered bond Program 1				5 years (with a one-year extension)	6 years (with a one-year extension)	7 years	8 years (with a ten-year extension)	10years (with a ten-year extension)
series of covered bonds - program 1				EUR 1 billion	EUR 1 billion	EUR 1.5 billion	EUR 1.5 billion	EUR 1.0 billion
Interest rate on series - Program 1				ECB plus 65 bps	ECB plus 70 bps	3.875%	ECB plus 190 bps	ECB plus 250 bps
Amount of series of covered bonds sold to institutional investors				EUR 50 million	EUR 50 million
Date of series of covered bonds sold to institutional investors				September 1, 2009	September 1, 2009
Covered Bonds Issuance Program 2 [Abstract]
Issuer of the Bank Covered Bond Program 2	NBG VI
Aggregate amount of the Bank Covered Bond Program 2	EUR 15 billion
Issuance date of the Covered Bond Program 2	June 21, 2010
1st series of covered bonds - program 2	EUR 1.5 billion
Interest rate on 1st series - Program 2	ECB plus 170 bps
Maturity date of the 1st series covered bond Program 1	5 years (with a ten-year extension)
2nd series of covered bonds - program 2	EUR 1.5 billion
Interest rate on 2ndseries - Program 2	ECB plus 200 bps
Maturity date of the 2nd series covered bond Program 1	7 years (with a ten-year extension)
3rd series of covered bonds - program 2	EUR 1.5 billion
Interest rate on 3rd series - Program 2	ECB plus 230 bps
Maturity date of the 3rd series covered bond Program 1	9 years (with a ten-year extension)
4th series of covered bonds - program 2	EUR 1.5 billion
Interest rate on 4th series - Program 2	ECB plus 210 bps
Maturity date of the 4th series covered bond Program 1	8 years (with a ten-year extension)
Impaired Financing Receivable Policy [Line Item]
Related allowance									0	(201,261,000)	(318,815,000)	(564,400,000)	(362,827,000)	(572,631,000)	(2,019,934,000)	0	0	0	0	(39,052,000)	(211,212,000)	(189,702,000)	(101,364,000)	(367,743,000)	(909,073,000)
Average recorded balance									40,342,000	1,251,762,000	423,935,000	983,960,000	745,503,000	758,007,000	4,203,509,000	58,000	87,000	146,531,000	188,933,000	106,753,000	288,394,000	279,818,000	216,889,000	1,164,736,000	2,392,199,000
Interest income recognized during the period the loan was impaired									0	3,623,000	9,594,000	9,914,000	4,960,000	10,982,000	39,073,000	0	0	17,616,000	16,562,000	8,000	0	4,536,000	6,367,000	32,353,000	77,442,000
Interest income recognized on a cash basis									0	3,857,000	46,000	9,117,000	67,000	10,982,000	24,069,000	0	0	0	0	586,000	15,344,000	15,853,000	39,000	30,851,000	62,673,000
Impaired Financing Receivable Policy Textual Details [Abstract]
Impaired loans for which there is a related allowance for loan losses		3,584,398,000
The allowance related to Impaired loans for which there is a related allowance for loan losses		1,891,338,000
Impaired loans for which there is no allowance for loan losses		103,250,000
Loans At Fiar Value Textual Details [Abstract]
Fair value of loans for which the Group elected to apply the Fair Value Option	559,107,000	846,588,000
Outstanding principal balance of loans for which the Group elected to apply the Fair Value Option	517,210,000	797,143,000
Net gains / (losses) resulting from changes in the fair value of these loans, recorded in net interest income before provision for loan losses	(9,947,000)	9,136,000
Loans for lease financing	1,847,008,000	2,072,794,000
Greek
Allowance for loan losses at year end																										1,157,423,000	965,380,000
of which:
for impaired loans																										1,084,476,000	935,458,000
for non-impaired loans																										72,947,000	29,922,000
Impaired loans																										3,636,743,000	1,993,829,000
Non-impaired loans																										22,938,866,000	25,413,249,000
Foreign
Allowance for loan losses at year end	1,052,602,000	740,093,000																								519,917,000	532,685,000
of which:
for impaired loans																										439,966,000	469,107,000
for non-impaired loans																										79,951,000	63,578,000
Impaired loans																										746,765,000	2,008,638,000
Non-impaired loans																										10,222,773,000	11,766,988,000
Securitized Loans [Line Item]
Issuer																												Eterika Plc	Revolver APC Limited II	Revolver APC Limited	Titlos Plc
Issuance date																												July 31, 2008	December 12, 2008	December 12, 2008		February 26, 2009
Debt instrument, maturity date																												May 19, 2010	Sep. 01, 2020	Sep. 01, 2020	Sep. 01, 2039
Interest rate																												3 month Euribor plus a margin 30 bps for class A and 3 month Euribor plus a mrgin of 250 bps for class B	3 month Euribor plus a margin 30 bps for class A up to February 28, 2011 and 2.6% thereon, and 3 month Euribor plus a mrgin of 60 bps for class B up to February 28, 2011 and 2.9% thereon.	3 month Euribor plus a margin 30 bps for class A up to February 28, 2011 and 2.6% thereon, and 3 month Euribor plus a mrgin of 60 bps for class B up to February 28, 2011 and 2.9% thereon.		6 month Euribor plus a margin 30 bps per annum
Interest payment period																												quarterly	monthly	monthly		semi-annually
Principal amount																												1,340,000,000	1,500,000,000	1,500,000,000		5,100,000,000
Principal amount class A																												975	268.9	268.9
Principal amount class B																												365		365 365
Cancelled amount																													500,000,000	500,000,000
Cancellation Date																													February 28, 2011	February 28, 2011
Apc Subordinated Loan Agreement Outstanding Balance																													307,300,000	159,400,000
Securitized Loans And Covered Bonds [Abstract]
Commercial loans (Eterika Plc-July 2008)		1,262,548,000
Consumer loans (Revolver 2008-1 Plc-December 2008)	1,161,510,000	1,156,163,000
Credit cards (Revolver 2008-1 Plc-December 2008)	1,244,399,000	1,283,375,000
Receivables from Public sector (Titlos Plc-February 2009)	5,276,774,000	5,388,235,000
Total	€ 7,682,683,000	€ 9,090,321,000